GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.0%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

HONG KONG -- 61.6%

SECURITY                                  SHARES       VALUE
Broadcasting and Cable -- 1.6%
-------------------------------------------------------------------
Television Broadcasts, Ltd.                  400,000   $  3,289,305
Hong Kong's main no. 1 broadcaster and
world's largest Chinese-language
program producer.
-------------------------------------------------------------------
                                                       $  3,289,305
-------------------------------------------------------------------
Building Materials -- 1.1%
-------------------------------------------------------------------
TCC Hong Kong Cement Holdings, Ltd.        5,630,000   $  2,387,187
Is one of five cement importers and
distributors in Hong Kong.
-------------------------------------------------------------------
                                                       $  2,387,187
-------------------------------------------------------------------
Business Services - Miscellaneous -- 0.7%
-------------------------------------------------------------------
e-New Media Co., Ltd.(1)                   4,140,000   $  1,462,841
One of the market leaders in global
telemedia and internet billing
services company.
-------------------------------------------------------------------
                                                       $  1,462,841
-------------------------------------------------------------------
Chemicals -- 0.2%
-------------------------------------------------------------------
Shanghai Petrochemical                     5,000,000   $    507,529
One of China's largest diversified
petrochemical producers.
-------------------------------------------------------------------
                                                       $    507,529
-------------------------------------------------------------------
Computer Equipment -- 1.1%
-------------------------------------------------------------------
Legend Holdings, Ltd.                        500,000   $  2,312,792
Manufactures and distributes
computer products.
-------------------------------------------------------------------
                                                       $  2,312,792
-------------------------------------------------------------------
Computer Services -- 1.6%
-------------------------------------------------------------------
Computer and Technologies Holdings,
Ltd.(1)                                    1,120,000   $  3,317,058
Is a leading system integrator
in China.
-------------------------------------------------------------------
                                                       $  3,317,058
-------------------------------------------------------------------
Conglomerates -- 1.5%
-------------------------------------------------------------------
Citic Pacific, Ltd.                          608,000   $  3,062,343
Diversified company engaged in
infrastructure, trading, and
distribution, property and
industrial manufacturing.
-------------------------------------------------------------------
                                                       $  3,062,343
-------------------------------------------------------------------
Diversified Trading -- 10.2%
-------------------------------------------------------------------
Hutchison Whampoa                          1,360,000   $ 21,318,806
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
-------------------------------------------------------------------
                                                       $ 21,318,806
-------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Financial -- 10.5%
-------------------------------------------------------------------
China Everbright Pacific, Ltd.             3,456,000   $  2,442,309
One of China's fastest growing banks.
Hang Seng Bank                               500,000      4,513,157
Banking and related financial services.
HSBC Holdings PLC                          1,322,700     15,168,188
One of the largest banking and financial
services organizations in the world.
-------------------------------------------------------------------
                                                       $ 22,123,654
-------------------------------------------------------------------
Industrial / Manufacturing -- 1.6%
-------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                        1,800,000   $          0
Diversified company with interests in
property and investment, public
transportation, trading and
hotel operations.
Varitronix International, Ltd.             1,520,000      3,320,142
Designs, manufactures and sells liquid
crystal displays and related products.
-------------------------------------------------------------------
                                                       $  3,320,142
-------------------------------------------------------------------
Information Services -- 2.7%
-------------------------------------------------------------------
Pacific Century Cyberworks, Ltd.(1)        1,866,000   $  5,310,672
Is a listed technology and
media company.
Tom.com, Ltd.(1)                           1,178,000        269,420
Is an internet service provider,
specializes in multi-lingual China
related portal services including
"Lifestyles for Chinese" and "China
Experience" content and e-commerce. The
company also has investments in
software development.
-------------------------------------------------------------------
                                                       $  5,580,092
-------------------------------------------------------------------
Infrastructure -- 0.5%
-------------------------------------------------------------------
New World Infrastructure(1)                  900,000   $  1,006,065
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information
infrastructure projects.
-------------------------------------------------------------------
                                                       $  1,006,065
-------------------------------------------------------------------
Investment Services -- 9.8%
-------------------------------------------------------------------
Chinney Alliance Group, Ltd.(1)           26,660,000   $  1,010,523
Is an investment holding company whose
subsidiaries are engaged in the
industrial products agency business,
financial services, property development
and holding, management and operation of
car parking facilities, sale of private
education and pension plans in the
pre-need industry in the Philippines,
and agro-trading/manufacturing.
Founder Hong Kong, Ltd.(1)                 2,000,000      1,606,106
One of the designated leaders in the
high tech industry.
Li & Fung, Ltd.                            4,624,000     18,002,159
World's largest garment
outsourcing agent.
-------------------------------------------------------------------
                                                       $ 20,618,788
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Properties -- 5.3%
-------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                   830,000   $ 11,037,801
Property development and construction.
-------------------------------------------------------------------
                                                       $ 11,037,801
-------------------------------------------------------------------
Telecommunications -- 11.9%
-------------------------------------------------------------------
Cable and Wireless HKT, Ltd.                 750,000   $  2,500,707
Largest telecom provider in Hong Kong.
China Telecom(1)                           2,450,000     22,507,966
Consists of the two largest provincial
mobile telephone operators in China.
-------------------------------------------------------------------
                                                       $ 25,008,673
-------------------------------------------------------------------
Transportation -- 1.3%
-------------------------------------------------------------------
China Merchants Hai Hong Holdings          3,437,000   $  2,130,792
Engaged in the Industrial and
Infrastructure business.
China Ship Development Co., Ltd.(1)        4,000,000        498,535
Operates bulk and oil vessels in China.
-------------------------------------------------------------------
                                                       $  2,629,327
-------------------------------------------------------------------
Total Hong Kong
   (identified cost $62,605,970)                       $128,982,403
-------------------------------------------------------------------

MALAYSIA -- 1.8%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Investment Services -- 1.8%
-------------------------------------------------------------------
RHB Capital Berhad                         2,410,000   $  3,836,923
Third largest bank in Malaysia with a
retail focus.
-------------------------------------------------------------------
                                                       $  3,836,923
-------------------------------------------------------------------
Total Malaysia
   (identified cost $2,426,171)                        $  3,836,923
-------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Computer Services -- 2.3%
-------------------------------------------------------------------
Dauo Technology, Inc.(1)                      68,700   $  1,791,743
Is a leading provider of
internet-related solution products.
Korea Information & Communications Co.,
Ltd.(1)                                       35,399      3,101,428
Is the leading provider of local credit
card inquiry management services.
-------------------------------------------------------------------
                                                       $  4,893,171
-------------------------------------------------------------------
Electronics -- 3.1%
-------------------------------------------------------------------
Samsung Corp.(1)                             160,000   $  1,739,892
Largest and most diversified trading
conglomerate in South Korea.
Samsung Electronics(1)                        21,085      4,772,112
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors.
-------------------------------------------------------------------
                                                       $  6,512,004
-------------------------------------------------------------------
Information Services -- 1.7%
-------------------------------------------------------------------
Medidas Co., Ltd.                            116,463   $  3,644,923
The company develops and provides
medical-related solutions such as
electronic medical record systems and
e-commerce solutions of pharmaceuticals.
The company also operates health care
internet sites.
-------------------------------------------------------------------
                                                       $  3,644,923
-------------------------------------------------------------------
Telecommunications Services -- 0.2%
-------------------------------------------------------------------
Korea Thrunet Co., Ltd., Class A(1)            5,940   $    351,202
Is the leading provider of broadband
internet services via cable modem
in Korea.
-------------------------------------------------------------------
                                                       $    351,202
-------------------------------------------------------------------
Telephone Utilities -- 1.2%
-------------------------------------------------------------------
Korea Telecom Corp. ADR                       56,800   $  2,470,800
Monopolistic telecommunications service
provider for South Korea.
-------------------------------------------------------------------
                                                       $  2,470,800
-------------------------------------------------------------------
Total Republic of Korea
   (identified cost $11,939,096)                       $ 17,872,100
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SINGAPORE -- 3.1%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Computers and Business Equipment -- 0.2%
-------------------------------------------------------------------
ST Assembly Test Services, Ltd.(1)            87,000   $    393,734
Is a leading provider of back-end IC
test services for mixed-signal and
communications chips.
-------------------------------------------------------------------
                                                       $    393,734
-------------------------------------------------------------------
Semiconductors -- 2.9%
-------------------------------------------------------------------
Chartered Semiconductor Manufacturing,
Ltd.(1)(2)                                   710,000   $  6,055,701
Is a pure-play foundry providing
advanced technology wafer manufacturing
services for the global seminconductor.
-------------------------------------------------------------------
                                                       $  6,055,701
-------------------------------------------------------------------
Total Singapore
   (identified cost $2,170,199)                        $  6,449,435
-------------------------------------------------------------------

TAIWAN -- 23.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Chemicals -- 1.7%
-------------------------------------------------------------------
Nan Ya Plastic(1)                          1,603,129   $  3,550,905
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
-------------------------------------------------------------------
                                                       $  3,550,905
-------------------------------------------------------------------
Communications Equipment -- 1.0%
-------------------------------------------------------------------
Zyxel Communications Corp.(1)                492,000   $  2,115,440
The company develops, manufactures and
markets communication products.
-------------------------------------------------------------------
                                                       $  2,115,440
-------------------------------------------------------------------
Computer Equipment -- 5.2%
-------------------------------------------------------------------
Asustek Computer, Inc.(1)                    347,131   $  4,330,657
Highly profitable motherboard producer
in Taiwan supplying to Intel.
Compal Electronics(1)                      1,914,817      6,673,792
Production of color monitors, portable
computers, terminals and others.
-------------------------------------------------------------------
                                                       $ 11,004,449
-------------------------------------------------------------------
Computers and Business Equipment -- 1.4%
-------------------------------------------------------------------
CMC Magnetics Corp.(1)                       578,000   $  2,955,896
Is a leading provider of optical and
magnetic storage media.
-------------------------------------------------------------------
                                                       $  2,955,896
-------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Electrical / Electronics -- 7.6%
-------------------------------------------------------------------
Delta Electronics                          1,430,400   $  6,895,739
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical
magnetic components.
Hon Hai Precision Industry(1)                980,000      9,129,642
Taiwan's largest connector manufacturer
and one of the largest global PC
case manufacturers.
-------------------------------------------------------------------
                                                       $ 16,025,381
-------------------------------------------------------------------
Electronic Components - Instruments -- 1.4%
-------------------------------------------------------------------
Walsin Technology Corp.(1)                   450,000   $  2,931,596
The company researches, develops,
manufactures, and markets ceramic
electronic components for electronic and
electrical industries.
-------------------------------------------------------------------
                                                       $  2,931,596
-------------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.8%
-------------------------------------------------------------------
United Microelectronics Corp., Ltd.(1)     1,043,000   $  3,822,068
Is a leader in advanced process
technology in the
semiconductor industry.
-------------------------------------------------------------------
                                                       $  3,822,068
-------------------------------------------------------------------
Financial -- 1.3%
-------------------------------------------------------------------
Bank Sinopac(1)                            3,877,390   $  2,664,916
The company is one of the banks
in Taiwan.
-------------------------------------------------------------------
                                                       $  2,664,916
-------------------------------------------------------------------
Semiconductors -- 2.1%
-------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                       676,500   $  4,429,202
World's largest independent
semiconductor foundry.
-------------------------------------------------------------------
                                                       $  4,429,202
-------------------------------------------------------------------
Total Taiwan
   (identified cost $29,837,175)                       $ 49,499,853
-------------------------------------------------------------------

THAILAND -- 0.5%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------
Utilities -- 0.5%
-------------------------------------------------------------------
Electricity Generating (Foreign)(1)        1,100,000   $    988,456
Involved in privatizing electricity
in Thailand.
-------------------------------------------------------------------
                                                       $    988,456
-------------------------------------------------------------------
Total Thailand
   (identified cost $2,474,939)                        $    988,456
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $111,453,550)                      $207,629,170
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

RIGHTS -- 0.0%

SECURITY                                  SHARES       VALUE
-------------------------------------------------------------------

TAIWAN -- 0.0%

SECURITY                                  SHARES       VALUE
Computers and Business Equipment -- 0.0%
-------------------------------------------------------------------
CMC Magnetics Corp.                           35,258   $     42,493
Is a leading provider of optical and
magnetic storage media.
-------------------------------------------------------------------
                                                       $     42,493
-------------------------------------------------------------------
Total Taiwan
   (identified cost $0)                                $     42,493
-------------------------------------------------------------------
Total Rights
   (identified cost $0)                                $     42,493
-------------------------------------------------------------------
Total Investments -- 99.0%
   (identified cost $111,453,550)                      $207,671,663
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                 $  2,168,423
-------------------------------------------------------------------
Net Assets -- 100.0%                                   $209,840,086
-------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                               PERCENTAGE
  COMPANY                            INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  -------------------------------------------------------------------------------------------------------
  China Telecom                      Telecommunications                            10.7%      $22,507,966
  Hutchison Whampoa                  Diversified Trading                           10.2        21,318,806
  Li & Fung, Ltd.                    Investment Services                            8.6        18,002,159
  HSBC Holdings PLC                  Financial                                      7.2        15,168,188
  Cheung Kong Holdings, Ltd.         Properties                                     5.3        11,037,801
  Hon Hai Precision Industry         Electrical / Electronics                       4.4         9,129,642
  Delta Electronics                  Electrical / Electronics                       3.3         6,895,739
  Compal Electronics                 Computer Equipment                             3.2         6,673,792
  Chartered Semiconductor
    Manufacturing, Ltd.              Semiconductors                                 2.9         6,055,701
  Pacific Century Cyberworks, Ltd.   Information Services                           2.5         5,310,672

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Telecommunications                            11.9%      $25,008,673
Financial                                     11.8        24,788,570
Investment Services                           11.7        24,455,711
Diversified Trading                           10.2        21,318,806
Electrical / Electronics                       7.6        16,025,381
Computer Equipment                             6.3        13,317,241
Properties                                     5.3        11,037,801
Semiconductors                                 5.0        10,484,903
Information Services                           4.4         9,225,015
Computer Services                              3.9         8,210,229

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $111,453,550)        $207,671,663
Foreign currency, at value
   (identified cost, $9,133)                     9,133
Receivable for investments sold              2,249,263
Interest and dividends receivable                8,808
Tax reclaim receivable                           1,239
------------------------------------------------------
TOTAL ASSETS                              $209,940,106
------------------------------------------------------

Liabilities
------------------------------------------------------
Due to bank                               $     59,323
Payable to affiliate for Trustees' fees             81
Accrued expenses                                40,616
------------------------------------------------------
TOTAL LIABILITIES                         $    100,020
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $209,840,086
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $113,622,148
Net unrealized appreciation (computed on
   the basis of identified cost)            96,217,938
------------------------------------------------------
TOTAL                                     $209,840,086
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
-----------------------------------------------------
Dividends
   (net of foreign taxes, $5,411)         $ 1,039,208
Interest                                        9,004
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,048,212
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   679,033
Administration fee                            224,915
Trustees fees and expenses                      7,280
Custodian fee                                 141,539
Legal and accounting services                  35,477
Miscellaneous                                  14,255
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,102,499
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   134,264
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   134,264
-----------------------------------------------------

NET EXPENSES                              $   968,235
-----------------------------------------------------

NET INVESTMENT INCOME                     $    79,977
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $4,317)      $(2,786,377)
   Foreign currency transactions              (44,616)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,830,993)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $60,335,678
   Foreign currency                           (29,453)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $60,306,225
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $57,475,232
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $57,555,209
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $          79,977  $     1,720,943
   Net realized loss                             (2,830,993)     (15,205,254)
   Net change in unrealized
      appreciation (depreciation)                60,306,225       95,861,420
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      57,555,209  $    82,377,109
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      33,998,178  $    87,077,591
   Withdrawals                                  (49,815,009)    (142,001,532)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (15,816,831) $   (54,923,941)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      41,738,378  $    27,453,168
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     168,101,708  $   140,648,540
----------------------------------------------------------------------------
AT END OF PERIOD                          $     209,840,086  $   168,101,708
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               1.22%(2)         1.23%        1.19%        1.19%        1.19%        1.10%
Expenses after custodian fee
   reduction                              1.07%(2)         1.05%        1.07%        1.16%        1.12%          --
Net investment income                     0.09%(2)         1.08%        1.19%        0.72%        0.94%        1.35%
Portfolio Turnover                          22%              57%          42%          48%          42%          32%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $209,840         $168,102     $140,649     $537,782     $510,298     $590,417
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $40,053,140 and $54,830,837, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $111,453,550
    ------------------------------------------------------
    Gross unrealized appreciation             $106,632,861
    Gross unrealized depreciation              (10,414,748)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 96,218,113
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 29, 2000.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary
and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation